Income Tax Expense - Deferred Taxes Directly Charged to (Credited from) Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred taxes directly charged to (credited from) equity	₩ (191,043)	₩ (173,676)	₩ 11,912
Valuation gain (loss) on financial assets measured at fair value [member]
Deferred taxes directly charged to (credited from) equity	(208,490)	(166,612)	2,983
Share of other comprehensive income (loss) of associates and joint ventures [member]
Deferred taxes directly charged to (credited from) equity	(34)	(14)	2,279
Valuation loss on derivatives [member]
Deferred taxes directly charged to (credited from) equity	(5,709)	(6,886)	(16,083)
Remeasurement of defined benefit liabilities [member]
Deferred taxes directly charged to (credited from) equity	(3,780)	(164)	22,733
Gain on disposal of treasury shares and others [member]
Deferred taxes directly charged to (credited from) equity	₩ 26,970	₩ 0	₩ 0